REVENUE AND DEFERRED INCOME	12 Months Ended
Jun. 30, 2023
Revenue And Deferred Income
REVENUE AND DEFERRED INCOME

4. REVENUE AND DEFERRED INCOME

4A. REVENUE

	2023 A$	2022 A$	2021 A$
Sales of EasyDNA branded test - point in time	7,698,605	5,989,782	-
Sales of AffinityDNA branded test - point in time	944,058	-	-
Sales of geneType branded test - point in time	43,455	7,551	25,347
License fees - over time	-	797,483	95,207
Total revenue from contract with customers	8,686,118	6,794,816	120,554

4B. DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS

The Group’s revenue disaggregated by primary geographical markets is as follows:

	2023 A$	2022 A$	2021 A$
America and Canada	2,242,169	2,274,551	120,554
Europe Middle East and Africa	4,494,626	2,501,302	-
Latin America	322,033	128,840	-
Asia Pacific	1,627,290	1,890,123	-
Total revenue	8,686,118	6,794,816	120,554

4C. CONTRACT BALANCES

	Note	2023 A$	2022 A$
Receivables, which are included in ‘net trade receivables’	12	1,049,393	390,587
Contract liabilities		849,212	814,150

Contract liabilities arises from revenue for all business units, which is the consideration received in respect of unsatisfied performance obligation. There are no contract assets as at 30 June 2023 (2022: Nil).

The amount of A$814,150 included in deferred income (contract liabilities) at 30 June 2022 has been recognized as revenue in 2023 (2022: Nil).

No revenue was recognized in 2023 from performance obligations satisfied (or partially satisfied) in previous periods (2022: Nil, 2021: Nil).